REGULATORY ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Summary of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2025	2024
Regulatory assets:
Deferred income tax regulatory asset	3,549	3,263
Broadband deferral	73	48
Post-retirement and post-employment benefits - non-service cost	49	72
Environmental	43	44
Getting Ontario Connected Act variance	39	24
Distribution rate riders	26	—
Incremental cloud computing implementation costs deferral	20	10
Stock-based compensation	18	24
Rural and remote rate protection (RRRP) variance	—	18
Other	50	42
Total regulatory assets	3,867	3,545
Less: current portion	(10)	(42)
	3,857	3,503

Regulatory liabilities:
Pension benefit regulatory liability	610	647
Post-retirement and post-employment benefits	336	376
Earnings sharing mechanism (ESM) deferral	310	150
Retail settlement variance account (RSVA)	242	157
External revenue variance	75	31
Capitalized overhead tax variance	50	38
Other post-employment benefits (OPEB) asymmetrical carrying charge variance	49	33
Asset removal costs cumulative variance	48	26
Tax rule changes variance	36	34
Pension cost differential variance	30	21
Advanced Metering Infrastructure (AMI) 2.0 variance	29	7
Deferred income tax regulatory liability	9	4
Distribution rate riders	—	45
Other	27	29
Total regulatory liabilities	1,851	1,598
Less: current portion	(230)	(122)
	1,621	1,476